NET REVENUE (Tables)	9 Months Ended
Sep. 30, 2025
Net Revenue
Schedule of net revenue

	For the nine months ended September 30,
	2024	2025	2025
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Sports school business – Membership	4,285,345,537	4,601,027,416	31,094,326
Sports school business – Events	1,310,894,075	1,423,467,014	9,619,970
Sports school business – Others	134,301,514	154,946,170	1,047,146
Social business	1,729,386,188	2,358,607,164	15,939,766
Subtotal	7,459,927,314	8,538,047,764	57,701,208
Add: reversal (provision) of sales refund*	(40,466,671)	18,048,626	121,975
Total	7,419,460,643	8,556,096,390	57,823,183

	For the nine months ended September 30,
	2024	2025	2025
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Timing of revenue recognition
Transferred over time	6,013,008,237	6,813,307,665	46,045,196
Transferred at a point in time	1,406,452,406	1,742,788,725	11,777,987
Total	7,419,460,643	8,556,096,390	57,823,183

*	Provision and Reversal for sales refund